Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2013 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(11,417)	(11,956)	7	0	(11,349)	(10,326)	53	96	(670)	(729)	3	4	(11,956)	(10,955)
Increase/(decrease)			(17)	1	492	(157)	(10)	256	0	(1)	0	0	465	99
Reclassification adjustments, included in net income			0	0	46	1	0	(134)	28	27	0	0	74	(106)
Total increase/(decrease)			(17)	1	538	(156)	(10)	122	28	26	0	0	539	(7)
Balance	(11,417)	(11,956)	(10)	1	(10,811)	(10,482)	43	218	(642)	(703)	3	4	(11,417)	(10,962)